Shareholder Report, Holdings (Details)	Sep. 30, 2024
Advisor Class Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.73%
Advisor Class Shares | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
Advisor Class Shares | META Platforms, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%
Advisor Class Shares | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Advisor Class Shares | Bayer AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Advisor Class Shares | Fidelity Government Portfolio - Institutional Class 4.83% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Advisor Class Shares | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Advisor Class Shares | PG&E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Advisor Class Shares | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Advisor Class Shares | Simon Property Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Advisor Class Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.67%
Advisor Class Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%
Advisor Class Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.17%
Advisor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%
Advisor Class Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.67%
Advisor Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.41%
Advisor Class Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
Advisor Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Advisor Class Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.29%
Advisor Class Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Advisor Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Class A Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.73%
Class A Shares | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
Class A Shares | META Platforms, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%
Class A Shares | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class A Shares | Bayer AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Class A Shares | Fidelity Government Portfolio - Institutional Class 4.83% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Class A Shares | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Class A Shares | PG&E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Class A Shares | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Class A Shares | Simon Property Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Class A Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.67%
Class A Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%
Class A Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.17%
Class A Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%
Class A Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.67%
Class A Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.41%
Class A Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
Class A Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Class A Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.29%
Class A Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Class A Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Class C Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.73%
Class C Shares | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
Class C Shares | META Platforms, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%
Class C Shares | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class C Shares | Bayer AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Class C Shares | Fidelity Government Portfolio - Institutional Class 4.83% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Class C Shares | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Class C Shares | PG&E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Class C Shares | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Class C Shares | Simon Property Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Class C Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.67%
Class C Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%
Class C Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.17%
Class C Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%
Class C Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.67%
Class C Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.41%
Class C Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
Class C Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Class C Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.29%
Class C Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Class C Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%